UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-4600


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE          Nassau, Bahamas              May 6, 2011
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      46
 Form 13F Information Table Value Total:      1,511,859

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name


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                                                     FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   03/31/2011
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
3M CO                              COM             88579Y101     38195     408500 SH       SOLE          408500         0         0
ABB LTD                            SPONSORED ADR   000375204     29754    1230000 SH       SOLE         1230000         0         0
BANK OF AMERICA CORPORATION        COM             060505104     63933    4796145 SH       SOLE         4796145         0         0
BHP BILLITON PLC                   SPONSORED ADR   05545E209     26905     338000 SH       SOLE          338000         0         0
CAPITOL FED FINL INC               COM             14057J101     13637    1210000 SH       SOLE         1210000         0         0
CHINA MOBILE LIMITED               SPONSORED ADR   16941M109     12800     276750 SH       SOLE          276750         0         0
CISCO SYS INC                      COM             17275R102     54811    3196000 SH       SOLE         3196000         0         0
CLOROX CO DEL                      COM             189054109       350       5000 SH       SOLE            5000         0         0
COCA COLA CO                       COM             191216100     57214     862429 SH       SOLE          862429         0         0
CROSSTEX ENERGY INC                COM             22765Y104      7441     748354 SH       SOLE          748354         0         0
DEVON ENERGY CORP NEW              COM             25179M103     53043     578000 SH  PUT  SOLE               0         0         0
DEVON ENERGY CORP NEW              COM             25179M103     53515     583141 SH       SOLE          583141         0         0
E M C CORP MASS                    COM             268648102     36520    1375000 SH       SOLE         1375000         0         0
ERICSSON L M TEL CO                ADR B SEK 10    294821608     10224     795000 SH       SOLE          795000         0         0
EXXON MOBIL CORP                   COM             30231G102     55510     659808 SH       SOLE          659808         0         0
GLAXOSMITHKLINE PLC                SPONSORED ADR   37733W105     12445     324000 SH       SOLE          324000         0         0
HEINZ H J CO                       COM             423074103     26924     551500 SH       SOLE          551500         0         0
HEWLETT PACKARD CO                 COM             428236103     39061     953400 SH       SOLE          953400         0         0
INTL PAPER CO                      COM             460146103     35914    1190000 SH       SOLE         1190000         0         0
ITRON INC                          COM             465741106     18343     325000 SH       SOLE          325000         0         0
JOHNSON & JOHNSON                  COM             478160104     88931    1500943 SH       SOLE         1500943         0         0
KIMBERLY CLARK CORP                COM             494368103     58312     893400 SH       SOLE          893400         0         0
KRAFT FOODS INC                    CL A            50075N104     34935    1114000 SH       SOLE         1114000         0         0
LOCKHEED MARTIN CORP               COM             539830109     28421     353500 SH       SOLE          353500         0         0
LUBRIZOL CORP                      COM             549271104     27047     201900 SH       SOLE          201900         0         0
MARTIN MARIETTA MATLS INC          COM             573284106     29232     326000 SH       SOLE          326000         0         0
MEAD JOHNSON NUTRITION CO          COM             582839106     38523     665000 SH       SOLE          665000         0         0
MEDTRONIC INC                      COM             585055106     34038     865000 SH       SOLE          865000         0         0
MERCK & CO INC NEW                 COM             58933Y105     30429     921800 SH       SOLE          921800         0         0
MICROSOFT CORP                     COM             594918104     85323    3360486 SH       SOLE         3360486         0         0
NOBLE CORPORATION BAAR             NAMEN -AKT      H5833N103     36633     803000 SH       SOLE          803000         0         0
NOBLE CORPORATION BAAR             NAMEN -AKT      H5833N103     36633     803000 SH  PUT  SOLE               0         0         0
PETROCHINA CO LTD                  SPONSORED  ADR  71646E100     29597     194400 SH       SOLE          194400         0         0
PFIZER INC                         COM             717081103     63164    3110000 SH       SOLE         3110000         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     61789    1416848 SH       SOLE         1416848         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206      6998      96051 SH       SOLE           96051         0         0
SONOCO PRODS CO                    COM             835495102     23876     659000 SH       SOLE          659000         0         0
ST JOE CO                          COM             790148100     24443     975000 SH       SOLE          975000         0         0
US BANCORP DEL                     COM NEW         902973304     62399    2360900 SH       SOLE         2360900         0         0
VERIGY LTD                         SHS             Y93691106     18409    1306500 SH       SOLE         1306500         0         0
VERIGY LTD                         SHS             Y93691106      6483     460100 SH  PUT  SOLE               0         0         0
VERIGY LTD                         SHS             Y93691106      5023     356500 SH  PUT  SOLE               0         0         0
VERIGY LTD                         SHS             Y93691106      6903     489900 SH  PUT  SOLE               0         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209       230       8000 SH       SOLE            8000         0         0
WASTE MGMT INC DEL                 COM             94106L109       336       9000 SH       SOLE            9000         0         0
WELLS FARGO & CO NEW               COM             949746101     27216     858286 SH       SOLE          858286         0         0
                                                     ------------------
                                   GRAND TOTAL                 1511859



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